Accounts receivable and allowance for credit losses (Details 1)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Credit Loss [Abstract]
Beginning balance	$ 554,441	¥ 3,951,391	¥ 8,487,562
Addition	31,275	222,891	3,951,391
Recovery	(554,441)	(3,951,391)
Deconsolidation of Fe-da and subsidiaries			(8,487,562)
Ending balance	$ 31,275	¥ 222,891	¥ 3,951,391